Consolidated Statements Of Cash Flows (USD $)	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ 457,499	$ (6,010,307)	$ (1,924,499)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, amortization and accretion	2,688,150	2,955,834	3,081,120
Bad debt expense (recovery)	40,231	29,798	(62,547)
Deferred income tax expense (benefit)	132,097	(724,195)	566,103
Impairment of goodwill		5,580,250
Impairment of intangible assets (other than goodwill)			343,590
Share-based compensation expense	893,354	942,711	920,223
Excess tax benefits from share-based compensation	(152,815)
(Gain) loss on sale of property and equipment	3,176	(3,180)
(Increase) decrease in:
Trade accounts receivable	(178,428)	(1,156,552)	1,913,497
Other receivables	95,721	(173,216)	436,657
Income taxes refundable	(61,034)	1,468,918	(1,778,906)
Inventories	(2,074,398)	(2,116,501)	1,934,637
Prepaid expenses and other assets	(32,983)	144,826	73,709
Accrued interest receivable on note receivable			(818,711)
Other assets, net	6,562	17,783	22,600
Increase (decrease) in:
Accounts payable and accrued expenses	2,230	(808,045)	(402,992)
Accrued compensation and payroll taxes	398,630	832,954	(1,585,203)
Income taxes payable	89,225	63,590
Other noncurrent liabilities	44,167	105,644	47,283
Net cash provided by operating activities	2,351,384	1,150,312	2,766,561
Cash flows from investing activities:
Purchase of and deposits for the purchase of property and equipment	(1,492,140)	(511,645)	(674,853)
Investment in intangible assets	(31,070)	(29,437)
Proceeds from sale of property and equipment	35,086	8,351
Advances on note receivable			(142,364)
Business acquisitions, net of cash acquired			(643,371)
Net cash used in investing activities	(1,488,124)	(532,731)	(1,460,588)
Cash flows from financing activities:
Reversal of checks in excess of funds on deposit			(279,520)
Payroll taxes withheld and remitted on share-based payments	(262,381)	(120,950)	(116,474)
Proceeds from note payable to bank		700,000
Principal payments on long-term debt and note payable to bank	(878,231)	(166,900)	(2,417,066)
Payments for financing costs	(97,405)	(30,662)
Principal payments on related party loans	(110,363)
Repurchase of common stock	(846,287)	(425,345)	(454,699)
Excess tax benefits from share-based compensation	152,815
Common stock dividends paid	(251,953)
Net cash used in financing activities	(2,293,805)	(43,857)	(3,267,759)
Net increase (decrease) in cash and cash equivalents	(1,430,545)	573,724	(1,961,786)
Cash and cash equivalents at beginning of year	2,522,058	1,948,334	3,910,120
Cash and cash equivalents at end of year	1,091,513	2,522,058	1,948,334
Supplemental disclosure of cash flow information:
Cash payments for interest	573,475	605,468	669,378
Income taxes paid (refunded), net	191,009	(774,830)	480,285
Noncash investing and financing activities:
Capital expenditures accrued in accounts payable at year end	109,896	25,734	57,496
Noncash consideration in acquisition of subsidiary			1,980,229
Noncash capitalization of note receivable and accrued interest in connection with acquisition of subsidiary			5,297,355
Common stock dividends declared and included in accounts payable and accrued expenses at year end	$ 62,936	$ 62,802